Employment Benefits - Summary of Expense Relating to defined Benefit Plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 430,308	₩ 373,802	₩ 496,722
Interest cost	184,169	190,257	116,256
Expected return on plan assets	(141,108)	(163,074)	(73,484)
Past service cost	0	0	125
Defined benefit	₩ 473,369	₩ 400,985	₩ 539,619